UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bellman Walter Capital LLC
Address:  50 California Street, Suite 2500
          San Francisco, CA 94111

Form 13F File Number:     028-13301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Person Signing this Report on Behalf of Reporting Manager:
Name:    Peter K. Ashby
Title:   Chief Financial Officer
Phone:   (415) 632-4000

Signature Place and Date of Signing:



Peter K. Ashby                      San Francisco CA        August 14, 2009

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

__ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            27

Form 13F Information Table Value Total:            82,300 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

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
NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.   OTHER
                           OF CLASS CUSIP        1000      SHARES      PRN  CALL  DISC.  MGR         VOTING AUTH
                                                                                                      SOLE SHR  NONE

BANK OF AMERICA STK        COM      060505104         1320      100000 SH         SOLE              100000    0     0
BRIGHAM EXPLOR STK         COM      109178103          350      100000 SH         SOLE              100000    0     0
BROCADE COMMS STK          COM      111621306         3528      450000 SH         SOLE              450000    0     0
CAMERON INTERNATIONAL      COM      13342B105         4245      150000 SH         SOLE              150000    0     0
CDN NAT RSC STK            COM      136385101         2887       55000 SH         SOLE               55000    0     0
CELGENE STK                COM      151020954         2392       50000 SH   PUT   SOLE               50000    0     0
CITIGROUP STK              COM      172967901         2228      750000 SH   CALL  SOLE              750000    0     0
COMSTOCK RSCS STK          COM      205768203          826       25000 SH         SOLE               25000    0     0
DEVON ENERGY STK           COM      25179M903         5450      100000 SH   CALL  SOLE              100000    0     0
WEATHERFORD INTL STK       COM      H27013103         5672      290000 SH         SOLE              290000    0     0
HALLIBURTON STK            COM      406216101         5589      270000 SH         SOLE              270000    0     0
iShares STK                COM      464287955         2554       50000 SH   PUT   SOLE               50000    0     0
JDS UNIPHASE STK           COM      46612J907         3432      600000 SH   CALL  SOLE              600000    0     0
LAS VEGAS SANDS            COM      517834907         5895      750000 SH   CALL  SOLE              750000    0     0
LAS VEGAS SANDS            COM      517834107         1769      225000 SH         SOLE              225000    0     0
NOBLE DRILLING STK         COM      H5833N103         5294      175000 SH         SOLE              175000    0     0
MetroPCS Com STK           COM      591708902         1331      100000 SH   CALL  SOLE              100000    0     0
NEWFIELD EXPLOR STK        COM      651290108         2940       90000 SH         SOLE               90000    0     0
OIL STATES INTL            COM      678026105         1211       50000 SH         SOLE               50000    0     0
SCHLUMBERGER STK           COM      806857108         4058       75000 SH         SOLE               75000    0     0
THE FINANCIAL SEL SEC SP   COM      81369Y905         1195      100000 SH   CALL  SOLE              100000    0     0
SUNCOR ENERGY STK          COM      867229106         3337      110000 SH         SOLE              110000    0     0
SUNCOR ENERGY STK          COM      867229956         3034      100000 SH   PUT   SOLE              100000    0     0
TERADYNE STK               COM      880770102         1372      200000 SH         SOLE              200000    0     0
TRANSOCEAN                 COM      H8817H100         5572       75000 SH         SOLE               75000    0     0
XTO ENERGYSTK              COM      98385X106         2861       75000 SH         SOLE               75000    0     0
YAHOO STK                  COM      984332106         1958      125000 SH         SOLE              125000    0     0
